FINANCIAL INSTRUMENTS - Financial assets and liabilities recognized at fair value (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial instruments.
Financial assets	$ 668,201	$ 959,191
Financial liabilities	3,569,667	5,640,993
At fair value
Financial instruments.
Financial assets	108,040	320,360
Financial liabilities	1,244	3,469
At fair value | Level 1
Financial instruments.
Financial assets	104,544	316,012
At fair value | Level 2
Financial instruments.
Financial assets	3,496	4,348
Financial liabilities	1,244	3,469
Other liabilities: Debt for acquisition of NYSSA | At fair value
Financial instruments.
Financial Liabilities, current	643	1,235
Financial liabilities, non-current	601	2,234
Other liabilities: Debt for acquisition of NYSSA | At fair value | Level 2
Financial instruments.
Financial Liabilities, current	643	1,235
Financial liabilities, non-current	601	2,234
Mutual Funds | At fair value
Financial instruments.
Financial assets, current	93,158	31,414
Mutual Funds | At fair value | Level 1
Financial instruments.
Financial assets, current	93,158	31,414
Government bonds | At fair value
Financial instruments.
Financial assets, current	11,386	284,598
Government bonds | At fair value | Level 1
Financial instruments.
Financial assets, current	11,386	284,598
Other receivables: Compensation received for company acquisitions | At fair value
Financial instruments.
Financial assets, current	1,079
Financial assets, non-current	2,417
Other receivables: Compensation received for company acquisitions | At fair value | Level 2
Financial instruments.
Financial assets, current	1,079
Financial assets, non-current	$ 2,417
Other receivables: DFI
Financial instruments.
Financial assets, non-current		952
Financial assets		4,326
Other receivables: DFI | At fair value
Financial instruments.
Financial assets, current		3,374
Financial assets, non-current		952
Other receivables: DFI | At fair value | Level 2
Financial instruments.
Financial assets, current		3,374
Financial assets, non-current		952
Other receivables: Indemnification assets | At fair value
Financial instruments.
Financial assets, current		22
Other receivables: Indemnification assets | At fair value | Level 2
Financial instruments.
Financial assets, current		$ 22